11 COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015
Accounting Policies [Abstract]
Rent expense	$ 125,883	$ 44,163	$ 10,812	$ 15,145